SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2018	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2021 CNY (¥)
Cash provided by (used in) operating activities		$ (133,442)	$ 508,778				$ 457,142	$ (1,236,265)
Net income (loss)		175,959	335,574				1,963,469	(3,647,353)
Working capital							3,351,962
Goodwill, Impairment Loss		0	0					5,594,692
Contract with Customer, Liability, Current		351,412			$ 580,151		382,518	580,151
Contract with Customer, Liability		272,551					580,151
Sales and distribution expenses		$ 18,155	$ 27,554				89,416	23,191
[custom:ValueAddedTax]	13.00%			17.00%		16.00%
Statutory reserves							$ 636,898
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage							10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk, Percentage							10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk, Percentage							10.00%
Minimum [Member]
[custom:StatutoryReservePercentage]							10.00%
Maximum [Member]
[custom:StatutoryReservePercentage]							50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Cash, FDIC Insured Amount | ¥										¥ 500,000
VAT Small Taxpayers [Member]
[custom:ValueAddedTax]					1.00%			3.00%	3.00%